Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Revenue	$ 187,946	$ 227,288	$ 290,245
Asia
Total Revenue	118,176	140,177	179,256
Europe
Total Revenue	28,547	34,653	40,237
United States
Total Revenue	$ 41,223	$ 52,458	$ 70,752